INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 9:-	INTANGIBLE ASSETS, NET

	Weighted average remaining useful life	December 31,
	(years)	2013	2012
Original cost:

Patent	-	$1,899	$1,899
Distribution agreements (2)	-	163	1,600
Brand name	-	295	295
In process R&D (1,2)	-	-	263
Developed technologies (1,2)	4.6	29,618	31,255
Trade name	7	3,300	3,300
Non-compete covenant	-	1,200	1,200
Customer relationships	3.1	10,773	10,773
Distribution exclusivity (1)	1.0	1,632	1,632

		48,880	52,217
Accumulated amortization:

Patent		1,899	1,899
Distribution agreements (2)		163	506
Brand name		295	251
In process R&D (2)		-	63
Developed technologies (2)		12,673	8,386
Trade name		1,200	900
Non-compete covenant		1,200	1,200
Customer relationships		8,497	7,360
Distribution exclusivity		1,514	1,219

		27,441	21,784

Amortized cost		$21,439	$30,433

(1)
During the years ended December 31, 2013, 2012 and 2011, the Company recorded an impairment charge in the total amount of $ 323, $ 3,370 and $ 123, respectively. The impairment charge in 2013 was attributed to developed technology in the amount of $323. The impairment charge in 2012 was attributed to in-process R&D and developed technology in the amounts of $510 and $2,860, respectively. The impairment charge in 2011 was attributed to distribution exclusivity license in the amount of $123.

(2)	As part of Syneron Beauty's deconsolidation, the Company deconsolidated Distribution agreements, In Process R&D and Developed technologies in the total net amount of $856, $87 and $699, respectively.

During 2013, 2012 and 2011, the Company recorded amortization expenses in the amount of $7,027, $7,877 and $8,058, respectively. The annual amortization expense relating to intangible assets as of December 31, 2013 is estimated to be as follows:

2014	$4,924
2015	4,988
2016	4,241
2017	3,886
2018	1,739
Thereafter	1,661

Total	$21,439